Segment Information - Summary of Operating Results of Reportable Segments (Detail) - EUR (€) € in Millions	12 Months Ended
	Dec. 31, 2017	Dec. 31, 2016	Dec. 31, 2015
Disclosure of Operating Segments [Line Items]
Turnover	€ 53,715	€ 52,713	€ 53,272
Operating profit	8,857	7,801	7,515
Non-underlying items	543	823	796
Underlying operating profit	9,400	8,624	8,311
Share of net profit/(loss) of joint ventures and associates	155	127	107
Significant non-cash charges within underlying operating profit:
Depreciation and amortisation	1,538	1,464	1,370
Share-based compensation and other non-cash charges	417	355	330
Significant non-cash charges within non-underlying items:
Impairment and other non-cash charges	319	243	337
Personal care [member]
Disclosure of Operating Segments [Line Items]
Turnover	20,697	20,172	20,074
Operating profit	4,103	3,704	3,637
Non-underlying items	272	329	314
Underlying operating profit	4,375	4,033	3,951
Share of net profit/(loss) of joint ventures and associates	8	(5)	(4)
Significant non-cash charges within underlying operating profit:
Depreciation and amortisation	488	437	377
Share-based compensation and other non-cash charges	164	134	125
Significant non-cash charges within non-underlying items:
Impairment and other non-cash charges	80	74	142
Home care [member]
Disclosure of Operating Segments [Line Items]
Turnover	10,574	10,009	10,159
Operating profit	1,138	949	740
Non-underlying items	150	137	115
Underlying operating profit	1,288	1,086	855
Share of net profit/(loss) of joint ventures and associates	4	1
Significant non-cash charges within underlying operating profit:
Depreciation and amortisation	248	236	235
Share-based compensation and other non-cash charges	79	86	76
Significant non-cash charges within non-underlying items:
Impairment and other non-cash charges	48	45	58
Home and personal care [member]
Disclosure of Operating Segments [Line Items]
Turnover	31,271	30,181	30,233
Operating profit	5,241	4,653	4,377
Non-underlying items	422	466	429
Underlying operating profit	5,663	5,119	4,806
Share of net profit/(loss) of joint ventures and associates	12	(4)	(4)
Significant non-cash charges within underlying operating profit:
Depreciation and amortisation	736	673	612
Share-based compensation and other non-cash charges	243	220	201
Significant non-cash charges within non-underlying items:
Impairment and other non-cash charges	128	119	200
Foods [member]
Disclosure of Operating Segments [Line Items]
Turnover	12,512	12,524	12,919
Operating profit	2,275	2,180	2,298
Non-underlying items	196	214	170
Underlying operating profit	2,471	2,394	2,468
Share of net profit/(loss) of joint ventures and associates	7	4	4
Significant non-cash charges within underlying operating profit:
Depreciation and amortisation	321	322	308
Share-based compensation and other non-cash charges	96	76	72
Significant non-cash charges within non-underlying items:
Impairment and other non-cash charges	76	75	41
Refreshment [member]
Disclosure of Operating Segments [Line Items]
Turnover	9,932	10,008	10,120
Operating profit	1,341	968	840
Non-underlying items	(75)	143	197
Underlying operating profit	1,266	1,111	1,037
Share of net profit/(loss) of joint ventures and associates	136	127	107
Significant non-cash charges within underlying operating profit:
Depreciation and amortisation	481	469	450
Share-based compensation and other non-cash charges	78	59	57
Significant non-cash charges within non-underlying items:
Impairment and other non-cash charges	115	49	96
Foods and Refreshment [Member]
Disclosure of Operating Segments [Line Items]
Turnover	22,444	22,532	23,039
Operating profit	3,616	3,148	3,138
Non-underlying items	121	357	367
Underlying operating profit	3,737	3,505	3,505
Share of net profit/(loss) of joint ventures and associates	143	131	111
Significant non-cash charges within underlying operating profit:
Depreciation and amortisation	802	791	758
Share-based compensation and other non-cash charges	174	135	129
Significant non-cash charges within non-underlying items:
Impairment and other non-cash charges	€ 191	€ 124	€ 137